As filed with the Securities and Exchange Commission on June 25, 2018

File Nos. 333-204408 and 811-23059

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____

Post-Effective Amendment No. 8

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 10

(Check appropriate box or boxes)

CLOUGH FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203 (Address of Principal Executive Offices)

303.623.2577

(Registrant’s Telephone Number, including Area Code)

Karen Gilomen
c/o ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and Address of Agent for Service)

Copy to:

Derek Steingarten K&L Gates LLP 599 Lexington Avenue New York, NY 10022	Miriam S. Gross General Counsel Clough Capital Partners L.P. One Post Office Square 40th Floor Boston, MA 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)

☒ on June 29, 2018, pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a) (1)

on (date), pursuant to paragraph (a) (1)

75 days after filing pursuant to paragraph (a) (2)

on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 7 to its Registration Statement until June 29, 2018. Post-Effective Amendment No. 7 to the Registrant’s Registration Statement relates to the Class A shares of the Clough Global Long-Short Fund, a series of the Registrant. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, filed on April 27, 2018, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on June 25, 2018.

CLOUGH FUNDS TRUST
(Registrant)

By: /s/ Edmund J. Burke

Edmund J. Burke
President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President and Trustee	June 25, 2018
Edmund J. Burke

/s/ Kevin McNally	Trustee	June 25, 2018
Kevin McNally*

/s/ Jeremy W. Deems	Trustee	June 25, 2018
Jeremy W. Deems*

/s/ James M. Maxwell	Trustee	June 25, 2018
James M. Maxwell*

/s/ Clifford J. Weber	Trustee and Chairman	June 25, 2018
Clifford J. Weber*

/s/ Jill Kerschen	Treasurer	June 25, 2018
Jill Kerschen

* Signature affixed by Karen S. Gilomen pursuant to a power of attorney dated February 21, 2018, filed on February 28, 2018.